Note 8 - BANK LOANS AND OVERDRAFTS (Tables)	12 Months Ended
Dec. 31, 2012
Note 8 - Bank Loans And Overdrafts Tables
Bank loans and overdrafts

Bank loans and overdrafts consist of the following:

	As of December 31,
	2011	2012
Bank loans and overdrafts	$ 13,886	$ 23,844
Trust receipts	38,927	34,001
Total bank loans and overdrafts	$ 52,813	$ 57,845